Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Class Y Prospectus | RS Investment Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Investment Quality Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income and capital appreciation without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies.

The Fund’s investment team allocates the Fund’s investments among the various sectors of the debt markets by analyzing overall economic conditions within and among these sectors. The Fund normally diversifies its asset allocations broadly among the debt securities markets but may emphasize some sectors over others based on their attractiveness relative to one another. Within sector allocations, the Fund’s investment team selects individual securities by considering the yield paid by the security, potential appreciation in the value of the security, credit quality of the issuer, maturity, and the degree of risk associated with a specific security relative to other securities in the sector.

The Fund seeks to maintain an intermediate duration (between three and 10 years) but may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to changes in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Fund normally invests at least 80% of its net assets in investment-grade debt securities. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, and obligations of the U.S. government and its agencies and instrumentalities. An investment-grade security is one that is rated by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund’s investment team to be of comparable quality. The Fund may invest in lower-rated debt securities, commonly known as “high-yield” securities or “junk bonds”; normally, less than 10% of the Fund’s assets will be invested in lower-rated securities.

The Fund may also invest up to 10% of the value of its net assets in foreign securities denominated in foreign currencies. In addition, the Fund may invest without limit in so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may engage in dollar roll and reverse repurchase agreement transactions. The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, and interest rate swap agreements, to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities. Although many of these instruments may exhibit characteristics of leveraged transactions, the Fund will not enter into derivatives transactions for the purpose of leveraging the Fund’s investment portfolio.

The Fund may invest in loans of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund may not achieve its investment objectives. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer’s credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Guardian Investor Services LLC, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100%.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-766-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class Y Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter Third Quarter 2009 5.32% Worst Quarter Second Quarter 2004 -2.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on May 12, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

Class Y Prospectus | RS Investment Quality Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002	9.25%	[1]
2003	rr_AnnualReturn2003	4.52%	[1]
2004	rr_AnnualReturn2004	4.10%	[1]
2005	rr_AnnualReturn2005	2.07%	[1]
2006	rr_AnnualReturn2006	4.08%	[1]
2007	rr_AnnualReturn2007	5.73%	[1]
2008	rr_AnnualReturn2008	(0.35%)	[1]
Class Y Prospectus | RS Investment Quality Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.66%	[2]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	216
5 Years	rr_ExpenseExampleYear05	377
10 Years	rr_ExpenseExampleYear10	845
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	216
5 Years	rr_ExpenseExampleNoRedemptionYear05	377
10 Years	rr_ExpenseExampleNoRedemptionYear10	845
2009	rr_AnnualReturn2009	10.63%	[1]
2010	rr_AnnualReturn2010	7.75%	[1]
2011	rr_AnnualReturn2011	7.18%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.63%)
1 Year	rr_AverageAnnualReturnYear01	7.18%
5 Years	rr_AverageAnnualReturnYear05	6.12%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.45%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 16, 1993
Class Y Prospectus | RS Investment Quality Bond Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.57%
5 Years	rr_AverageAnnualReturnYear05	4.50%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.77%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 16, 1993
Class Y Prospectus | RS Investment Quality Bond Fund | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.77%
5 Years	rr_AverageAnnualReturnYear05	4.31%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 16, 1993
Class Y Prospectus | RS Investment Quality Bond Fund | Class Y | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 16, 1993

[1]	Returns for the periods through May 12, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	An expense limitation with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 0.66% for Class Y shares. This expense limitation will continue through April 30, 2013, and cannot be terminated by RS Investments prior to that date.